Description of Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands										1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2017 shares	Nov. 02, 2017 USD ($) shares	Sep. 26, 2017 USD ($) $ / shares shares	Jan. 11, 2016 USD ($) $ / shares shares	Jul. 09, 2015 USD ($) shares	Feb. 06, 2015 USD ($) $ / shares shares	Jun. 13, 2014 USD ($) $ / shares shares	Jun. 27, 2013 USD ($) $ / shares shares	Dec. 12, 2011 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Nov. 14, 2017 USD ($) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Oct. 26, 2017 $ / shares
Conversion of Stock [Line Items]
Common stock, shares outstanding (in shares)												35,513,987		131,644
Property and equipment, gross | $												$ 1,835		$ 1,120	$ 822
Proceeds from preferred stock offering | $												0	$ 450	450	19,672
Accumulated deficit generated, since inception | $												(50,378)		(41,441)
Additional paid-in capital | $												43,219		(17,578)	(18,293)
Exicure OpCo Common and Preferred, Excluding Series C Preferred
Conversion of Stock [Line Items]
Percent ownership after transaction			94.00%
Common Stock
Conversion of Stock [Line Items]
Conversion ratio					1
Shares issued in conversion of stock (in shares)			26,666,627
Class A Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares)									11,381,611
Class B-1 Preferred Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares)									2,451,571
Proceeds from preferred stock offering | $									$ 5,371
Price per share in sale of stock (in dollars per share) | $ / shares									$ 2.22
Proceeds received from sale of stock, gross | $									$ 5,432
Class B-2 Preferred Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares)								1,403,995
Proceeds from preferred stock offering | $								$ 3,641
Price per share in sale of stock (in dollars per share) | $ / shares								$ 2.62
Proceeds received from sale of stock, gross | $								$ 3,676
Class C Preferred Units
Conversion of Stock [Line Items]
Proceeds from preferred stock offering | $						$ 4,581	$ 13,479
Shares issued in sale of stock (in shares)						1,541,168	4,532,112
Price per share in sale of stock (in dollars per share) | $ / shares						$ 3.00	$ 3.00
Proceeds received from sale of stock, gross | $						$ 4,624	$ 13,596
Series C
Conversion of Stock [Line Items]
Shares issued in conversion of stock (in shares)					6,073,226
Proceeds from preferred stock offering | $				$ 444						$ 14,979
Shares issued in sale of stock (in shares)				149,999						5,016,134
Price per share in sale of stock (in dollars per share) | $ / shares				$ 3.00						$ 3.00
Proceeds received from sale of stock, gross | $				$ 450						$ 15,048
Subsidiary of Common Parent
Conversion of Stock [Line Items]
Unbilled revenue receivable | $									143
Accrued legal expenses | $									317
Capital contribution at net book value | $									135
Reclassification to additional paid in capital | $					$ 18,837
Scientific equipment
Conversion of Stock [Line Items]
Property and equipment, gross | $												$ 1,586		$ 993	$ 627
Scientific equipment | Subsidiary of Common Parent
Conversion of Stock [Line Items]
Property and equipment, gross | $									$ 309
Exicure OpCo 2015 Equity Incentive Plan
Conversion of Stock [Line Items]
Number of options converted (in shares)			7,414,115
Exicure, Inc. 2017 Equity Incentive Plan
Conversion of Stock [Line Items]
Conversion grants in the period (in shares)			3,680,997
Common and Preferred Stock, Excluding Series C Preferred Stock Converted into Max-1 Common Stock
Conversion of Stock [Line Items]
Conversion ratio			0.49649
Series C Preferred Stock Converted into Max-1 Common Stock
Conversion of Stock [Line Items]
Conversion ratio			0.7666652
Conversion of Common Unit of AuraSense Therapeutics, LLC Into One Share of Common Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio					1
Conversion of Class A Unit of AuraSense Therapeutics, LLC Into One Share of Series A Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio					1
Conversion of Class B-1 Unit of AuraSense Therapeutics, LLC Into One Share of Series B-1 Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio					1
Conversion of Class B-2 Unit of AuraSense Therapeutics, LLC Into One Share of Series B-2 Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio					1
Conversion of Class C Unit of AuraSense Therapeutics, LLC Into One Share of Series C Preferred Stock of Exicure OpCo
Conversion of Stock [Line Items]
Conversion ratio					1
Conversion of Options to Purchase Common Units of AuraSense Therapeutics, LLC Into Options to Purchase Common Stock of Exicure OpCo
Conversion of Stock [Line Items]
Option conversion ratio					1
Northwestern University | Class A Units
Conversion of Stock [Line Items]
Percent of units received									1.00%
Number of units received (in shares)									113,816
Northwestern University | Subsidiary of Common Parent | Class A Units
Conversion of Stock [Line Items]
Number of units received (in shares)									229,242
Pre-Merger Shareholders | Investor
Conversion of Stock [Line Items]
Common stock, shares outstanding (in shares)			2,080,000
Subsequent Event | Exicure OpCo Common and Preferred, Excluding Series C Preferred
Conversion of Stock [Line Items]
Percent ownership after transaction			94.00%
Subsequent Event | Common Stock
Conversion of Stock [Line Items]
Shares issued in conversion of stock (in shares)			26,666,627
Subsequent Event | Exicure OpCo 2015 Equity Incentive Plan
Conversion of Stock [Line Items]
Number of options converted (in shares)			7,419,740
Subsequent Event | Exicure, Inc. 2017 Equity Incentive Plan
Conversion of Stock [Line Items]
Conversion grants in the period (in shares)			3,680,997
Subsequent Event | Common and Preferred Stock, Excluding Series C Preferred Stock Converted into Max-1 Common Stock
Conversion of Stock [Line Items]
Conversion ratio			0.49649
Subsequent Event | Series C Preferred Stock Converted into Max-1 Common Stock
Conversion of Stock [Line Items]
Conversion ratio			0.7666652
Private Placement
Conversion of Stock [Line Items]
Shares issued in sale of stock (in shares)			6,767,360
Price per share in sale of stock (in dollars per share) | $ / shares			$ 3.00
Proceeds received from sale of stock, gross | $			$ 17,235
Private Placement | Subsequent Event
Conversion of Stock [Line Items]
Issuance of stock, net (in shares)	50,000
Shares issued in sale of stock (in shares)		3,736,836	6,767,360								10,504,196
Price per share in sale of stock (in dollars per share) | $ / shares			$ 3.00													$ 0.0001
Proceeds received from sale of stock, gross | $		$ 11,211	$ 20,302								$ 31,513
Additional paid-in capital | $			$ 17,394
Scenario, Previously Reported
Conversion of Stock [Line Items]
Common stock, shares outstanding (in shares)														265,158	166,875
Scenario, Previously Reported | Class A Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares)									22,924,210
Scenario, Previously Reported | Class B-1 Preferred Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares)									4,937,818
Price per share in sale of stock (in dollars per share) | $ / shares									$ 1.10
Scenario, Previously Reported | Class B-2 Preferred Units
Conversion of Stock [Line Items]
Issuance of stock, net (in shares)								2,827,848
Price per share in sale of stock (in dollars per share) | $ / shares								$ 1.30
Scenario, Previously Reported | Class C Preferred Units
Conversion of Stock [Line Items]
Shares issued in sale of stock (in shares)						2,010,219	5,911,450
Price per share in sale of stock (in dollars per share) | $ / shares						$ 2.30	$ 2.30
Scenario, Previously Reported | Series C
Conversion of Stock [Line Items]
Shares issued in conversion of stock (in shares)					7,921,662
Shares issued in sale of stock (in shares)				195,651						6,542,783
Price per share in sale of stock (in dollars per share) | $ / shares				$ 2.30						$ 2.30